UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2018
(unaudited)

Principal Amount	General Obligation Bonds (36.3%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (19.1%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,145,410
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,526,620
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	5,863,200

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,365,950
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,215,910
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,283,200

	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 09/01/21	Aa1/NR/AA+	1,096,260
1,525,000	5.000%, 10/01/26	Aa1/NR/AA+	1,788,276
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,295,150
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,435,450
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,338,080

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,275,873
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,066,454
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,408,161

	City and County of Honolulu, Hawaii, Series C
200,000	4.750%, 09/01/18	Aa1/NR/AA+	201,110
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,491,880

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,160,922

	City and County of Honolulu, Hawaii, Series F
5,455,000	5.000%, 09/01/20	Aa1/NR/AA+	5,671,291

	City and County of Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	1.810%, 09/01/22	Aa1/NR/AA+	5,002,400

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,755,150

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA+	1,688,148

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,053,940

	County of Hawaii, 2017-Series A
1,000,000	5.000%, 09/01/18	Aa2/NR/AA+	1,005,850
1,000,000	5.000%, 09/01/19	Aa2/NR/AA+	1,039,410
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,918,895
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,285,448
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	4,893,141

	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	351,531

	County of Hawaii, 2017-Series D
2,000,000	4.000%, 09/01/27	Aa2/NR/AA+	2,207,680
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,670,473

	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	212,528

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	563,312

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,227
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,510

	County of Kauai, Hawaii, 2017 Series
280,000	5.000%, 08/01/21	Aa2/NR/AA	306,267
250,000	4.000%, 08/01/22	Aa2/NR/AA	269,788
300,000	3.000%, 08/01/24	Aa2/NR/AA	312,363
220,000	5.000%, 08/01/25	Aa2/NR/AA	257,338
185,000	5.000%, 08/01/26	Aa2/NR/AA	219,678
235,000	5.000%, 08/01/28	Aa2/NR/AA	280,129
825,000	2.500%, 08/01/29	Aa2/NR/AA	773,520
385,000	5.000%, 08/01/30	Aa2/NR/AA	455,520
200,000	4.000%, 08/01/32	Aa2/NR/AA	214,798
200,000	5.000%, 08/01/37	Aa2/NR/AA	233,306

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,171,215
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,534,836
1,250,000	4.000%, 08/01/24	Aa2/AA/AA	1,342,838
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,038,230
970,000	3.000%, 08/01/25	Aa2/AA/AA	993,232
600,000	3.000%, 08/01/26	Aa2/AA/AA	609,690
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,464,908
345,000	5.000%, 08/01/29	Aa2/AA/AA	384,327

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,052,046
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,027,400

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,038,638
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,821,571
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,495,351

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	348,624

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,318,493

	County of Maui, Hawaii, Series 2014 Refunding
1,090,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,124,281
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,119,450
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,155,720
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,646,921

	Total City & County		131,561,318

	State (17.1%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	140,375

	State of Hawaii, Series DY, Refunding
3,815,000	5.000%, 02/01/20	Aa1/AA+/AA	4,014,410

	State of Hawaii, Series DZ, Unrefunded balance
795,000	5.000%, 12/01/19	Aa1/AA+/NR	832,786

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,316,316
385,000	5.000%, 11/01/22	Aa1/AA+/AA	433,325
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,260,311

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,387,288
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,607,750

	State of Hawaii, Series EH
500,000	5.000%, 08/01/18	Aa1/AA+/AA	501,415
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,601,565
3,380,000	5.000%, 08/01/25	Aa1/AA+/AA	3,837,517

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	344,846

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,334,490

	State of Hawaii, Series EO, Refunding
1,000,000	5.000%, 08/01/21	Aa1/AA+/AA	1,094,750
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,587,240
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,291,200
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,141,950
1,300,000	5.000%, 08/01/30	Aa1/AA+/AA	1,481,389

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,238,800
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,793,417
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,801,550
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,764,650
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,040,020

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	232,626

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,762,755

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,343,820

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,206,246
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,434,002

	State of Hawaii, Series FG
470,000	5.000%, 10/01/28	Aa1/AA+/AA	554,732

	State of Hawaii, Series FH
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,266,712

	State of Hawaii, Series FK
4,000,000	4.000%, 05/01/21	Aa1/AA+/AA	4,241,480
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,305,560

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	2,974,300

	State of Hawaii, Series FT
12,000,000	5.000%, 01/01/29	Aa1/AA+/AA	14,364,600
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	2,004,811
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	4,725,560
4,000,000	5.000%, 01/01/35	Aa1/AA+/AA	4,696,440

	Total State		117,961,004

	Total General Obligation Bonds		249,522,322

	Revenue Bonds (39.5%):

	Airport (5.1%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A+	14,061,060
5,000,000	5.000%, 07/01/22	A1/A+/A+	5,421,700
1,500,000	5.000%, 07/01/23	A1/A+/A+	1,624,695
2,000,000	5.000%, 07/01/24	A1/A+/A+	2,163,840
1,000,000	5.000%, 07/01/45	A1/A+/A+	1,108,700

	State of Hawaii Airport System Revenue Refunding, Series B, AMT
250,000	5.000%, 07/01/19	A1/A+/A+	257,975

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A+	1,228,557
1,000,000	5.250%, 07/01/23	A1/A+/A+	1,068,310

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A+	2,083,420
3,020,000	5.000%, 07/01/22	A1/A+/A+	3,211,559

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
550,000	5.000%, 08/01/19	A2/A/A	569,052
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,149,157
800,000	5.000%, 08/01/21	A2/A/A	865,800
360,000	5.000%, 08/01/23	A2/A/A	402,116

	Total Airport		35,215,941

	Education (4.1%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	547,870
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,837,451
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,414,329
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,446,639

	University of Hawaii, Series A
1,155,000	4.000%, 10/01/18	Aa2/NR/AA	1,162,415

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,029,810

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,151,279
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,373,675
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,232,795
1,015,000	5.000%, 10/01/26	Aa2/NR/AA	1,184,343

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,872,674
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,569,132
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,430,043
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,142,688

	Total Education		28,395,143

	Housing (1.8%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	9,975,800

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,852,758

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	193,788

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
525,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	536,986

	Total Housing		12,559,332

	Medical (7.2%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/AA-	970,841
695,000	5.000%, 07/01/20	A1/NR/AA-	738,097
750,000	5.000%, 07/01/21	A1/NR/AA-	815,768
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,127,210
685,000	5.000%, 07/01/25	A1/NR/AA-	767,673
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,502,370

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
250,000	5.000%, 07/01/18	A1/NR/NR	250,000
420,000	5.000%, 07/01/20	A1/NR/AA-	446,044

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,150,570
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,409,349
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,667,655
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,210,973
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,341,007
2,395,000	5.000%, 07/01/25	A1/AA-/NR	2,775,374
1,715,000	5.000%, 07/01/26	A1/AA-/NR	1,975,491
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,295,520
850,000	5.000%, 07/01/28	A1/AA-/NR	972,103
15,895,000	5.000%, 07/01/35	A1/AA-/NR	17,855,330

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A-	1,102,680
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,945,227

	Total Medical		49,319,282

	Other (1.2%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
825,000	4.000%, 04/01/19	Aa3/NR/NR	839,825
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,024,604
600,000	5.000%, 04/01/23	Aa3/NR/NR	677,874
500,000	5.000%, 04/01/24	Aa3/NR/NR	573,690
850,000	5.000%, 04/01/26	Aa3/NR/NR	994,832
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,054,624
580,000	5.000%, 04/01/30	Aa3/NR/NR	673,943

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
750,000	3.000%, 11/01/18	Aa2/NR/NR	753,848
320,000	5.000%, 11/01/24	Aa2/NR/NR	370,598
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,329,236

	Total Other		8,293,074

	Transportation (7.2%):

	State of Hawaii Harbor System, Series A
130,000	5.000%, 07/01/18	A1/AA-/NR	130,000
16,500,000	5.750%, 07/01/35	A1/AA-/AA-	17,713,905
4,025,000	5.625%, 07/01/40	A1/AA-/AA-	4,312,144

	State of Hawaii Highway Revenue
2,000,000	5.500%, 07/01/18	Aa2/AA+/NR	2,000,000

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	573,195
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,798,264
285,000	5.000%, 01/01/26	Aa2/AA+/AA	328,032
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	5,892,750
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,829,750
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,099,363
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,317,278

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,325,340

	Total Transportation		49,320,021

	Utility (1.8%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
10,400,000	3.100%, 05/01/26	Baa2/NR/A-	10,299,744

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
2,214,672	1.467%, 07/01/22	Aaa/AAA/AAA	2,181,119

	Total Utility		12,480,863

	Water & Sewer (11.1%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	289,046
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,137,840
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,190,515
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,057,357
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,000,265
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,998,430

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,191,594
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,356,950
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,546,598
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,355,218
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,850,372

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	547,866

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,789,600
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,109,480
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,151,380

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,115,840
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,343,950
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,311,680
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,432,128
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,303,780
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,296,900

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,453,570

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,006,680

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,739,216

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	926,347
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,671,600

	Total Water & Sewer		76,174,202

	Total Revenue Bonds		271,757,858

	Pre-Refunded\ Escrowed to Maturity Bonds (22.8%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (15.7%)

	City & County (8.1%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,251,940
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,629,850
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,629,850
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,629,850

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 09/01/19 @100
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	3,982,847
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	7,705,036
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	8,950,979
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,493,146

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,683,240

	County of Hawaii, 2010-Series A, Prerefunded to 03/01/20 @100
1,000,000	5.000%, 03/01/29	Aa2/AA-/AA+	1,054,990

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	561,080
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,122,160
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,122,160
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,122,160

	Total City & County		55,939,288

	State (7.6%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,344,500

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
100,000	5.000%, 08/01/21	Aa1/AA+/AA	100,284
75,000	5.000%, 08/01/21	NR/NR/NR*	75,207
680,000	5.250%, 08/01/25	NR/NR/NR*	682,006
420,000	5.250%, 08/01/25	Aa1/AA+/AA	421,273

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	6,825,154
600,000	5.000%, 06/01/25	NR/NR/NR*	618,594

	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,713

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,094,542
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,938,573
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,440,263
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,575,826
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,042,949
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,761,784
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,914,833
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,657,403
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,554,950

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	90,078
45,000	5.000%, 11/01/24	NR/NR/NR*	50,669
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,685,438
70,000	5.000%, 11/01/27	NR/NR/NR*	78,818
220,000	5.000%, 11/01/27	Aa1/AA+/NR	247,713

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,056,680

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,474

	Total State		52,278,724

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		108,218,012

	Pre-Refunded Revenue Bonds (7.1%)

	Education (0.8%):

	University of Hawaii, Series A, Prerefunded 10/01/19 @100
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,462,894

	Housing (0.1%):

	Hawaii State Department of Hawaiian Home Lands, Prerefunded to 04/01/19 @100
1,000,000	5.500%, 04/01/20	NR/NR/NR*	1,029,100

	Transportation (3.0%):

	State of Hawaii Highway Revenue, Prerefunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,337,659

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,634,560
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,533,616
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,400,925

	Total Transportation		20,906,760

	Water & Sewer (3.1%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,778,402
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,829,709
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,063,550
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,199,660

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	574,048

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,117,880
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,117,880
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,676,820
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,794,700

	Total Water & Sewer		21,152,649

	Total Pre-Refunded Revenue Bonds		48,551,403

	Total Pre-Refunded\ Escrowed to Maturity Bonds		156,769,415

	Total Municipal Bonds (cost $667,865,664)		678,049,595

Shares	Short-Term Investment (0.1%)
816,834	Dreyfus Government Cash Management, Institutional Shares, 1.81%**(cost $816,834)	Aaa-mf/AAAm/NR	816,834

	Total Investments (cost $668,682,498-note b)	98.7%	678,866,429
	Other assets less liabilities	1.3	9,145,223
	Net Assets	100.0%	$688,011,652

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-m of Moody's or AAAof S&P or Fitch	0.4%
Prerefunded bonds\ ETM bonds ††	23.1
Aa of Moody's or AA of S&P or Fitch	59.2
A of Moody's or Fitch	15.8
Baa of Moody's	1.5
100.0%

PORTFOLIO ABBREVIATIONS:
AMT	Alternative Minimum Tax
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated
SIFMA	Securities Industry and Financial Markets Association

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Calculated using the Moody's rating unless otherwise noted.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $668,682,498 amounted to $10,183,931 which consisted of aggregate gross unrealized appreciation of $13,546,158 and aggregate gross unrealized depreciation of $3,362,227.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$816,834
Level 2 – Other Significant Observable Inputs- Municipal Bonds	678,049,595
Level 3 – Significant Unobservable Inputs	—
Total	$678,866,429
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 23, 2018